Schedule of intangible assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 1,037		R$ 4,288		R$ 1,013
Additions		872		78		52
Amortization		(21)		(48)		(23)
Write off		(1)		(1)
Transfers				1
Intangible assets, ending		1,887		1,037		4,288
[custom:IntangibleAssetsAndGoodwill2-1]		1,037
[custom:AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwil2l]		854
[custom:AmortisationIntangibleAssetsOtherThanGoodwill2]		(21)
[custom:DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill2]		(1)
[custom:IncreaseDecreaseThroughTransfersIntangibleAssetsAndGoodwill2]		1
[custom:IntangibleAssetsAndGoodwill2-2]		1,868		1,037
[custom:IntangibleAssetsAndGoodwill1-1]		0
[custom:AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill1]		18
[custom:AmortisationIntangibleAssetsOtherThanGoodwill1]		0
[custom:DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill1]		0
[custom:IncreaseDecreaseThroughTransfersIntangibleAssetsAndGoodwill1]		1
[custom:IntangibleAssetsAndGoodwill1-2]		19		0
Conversion adjustment to reporting currency				770		71
Discontinued operation				(4,051)
Acquisitions through business combinations, intangible assets other than goodwill						3,175
Historical cost		2,231		2,233
Accumulated amortization		(344)		(1,196)
Net amount		1,887		1,037
[custom:HistoricalCost1-0]		2,203		2,233
[custom:AccumulatedAmortization1-0]		(335)		(1,196)
[custom:NetAmount1-0]		1,868		1,037
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		618		787		618
Additions		0
Amortization		0
Write off		0
Transfers		0		1
Intangible assets, ending		618		618		787
Conversion adjustment to reporting currency				38
Discontinued operation				(208)
Acquisitions through business combinations, intangible assets other than goodwill						165
Increase (decrease) through net exchange differences, intangible assets other than goodwill						4
Historical cost		871		1,741
Accumulated amortization		(253)		(1,123)
Net amount		618		618
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		70		134		60
Additions		21		72		28
Amortization		(14)	[1]	(40)		(15)
Write off		(1)	[1]	(1)
Transfers	[1]	(1)
Intangible assets, ending		75	[1]	70		134
Conversion adjustment to reporting currency				20
Discontinued operation				(115)
Acquisitions through business combinations, intangible assets other than goodwill						60
Increase (decrease) through net exchange differences, intangible assets other than goodwill						1
Historical cost		133		126
Accumulated amortization		(58)		(56)
Net amount		75		70
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		310	[1]	313		296
Additions		833	[1]	6		24
Amortization		(7)	[1]	(8)		(8)
Write off	[1]	0
Transfers	[1]	0
Intangible assets, ending		1,136	[1]	310	[1]	313
Conversion adjustment to reporting currency				(1)
Acquisitions through business combinations, intangible assets other than goodwill						1
Historical cost		1,160		327
Accumulated amortization		(24)		(17)
Net amount		1,136		310
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		39		3,054		39
Additions
Amortization		0
Write off		0
Transfers		0
Intangible assets, ending		39		39		3,054
Conversion adjustment to reporting currency				713
Discontinued operation				(3,728)
Acquisitions through business combinations, intangible assets other than goodwill						2,949
Increase (decrease) through net exchange differences, intangible assets other than goodwill						R$ 66
Historical cost		39		39
Accumulated amortization		0		0
Net amount		39		39
Assets And Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		0
Additions		18
Amortization		0
Write off		0
Transfers		1
Intangible assets, ending		19		R$ 0
Historical cost		28
Accumulated amortization		(9)
Net amount		R$ 19

[1]	Includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.5).